FINANCIAL INSTRUMENTS (Details) - EBP 015 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 16,594,424,000
Plan interest in Master Trust		$ 14,914,440,000
L3Harris common stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in Master Trust	1,703,713,532	1,341,277,592
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,378,787,000
Plan interest in Master Trust		4,865,026,000
Total | Brokerage window account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,078,335,000
Plan interest in Master Trust		917,574,000
Total | L3Harris common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,703,714,000
Plan interest in Master Trust		1,351,012,000
Total | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,294,463,000
Plan interest in Master Trust		2,335,075,000
Total | Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	302,275,000
Plan interest in Master Trust		261,365,000
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,076,512,000
Plan interest in Master Trust		4,603,661,000
Level 1 | Brokerage window account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,078,335,000
Plan interest in Master Trust		917,574,000
Level 1 | L3Harris common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,703,714,000
Plan interest in Master Trust		1,351,012,000
Level 1 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,294,463,000
Plan interest in Master Trust		2,335,075,000
Level 1 | Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Plan interest in Master Trust		0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	302,275,000
Plan interest in Master Trust		261,365,000
Level 2 | Brokerage window account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Plan interest in Master Trust		0
Level 2 | L3Harris common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Plan interest in Master Trust		0
Level 2 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Plan interest in Master Trust		0
Level 2 | Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	302,275,000
Plan interest in Master Trust		261,365,000
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Plan interest in Master Trust		0
Level 3 | Brokerage window account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Plan interest in Master Trust		0
Level 3 | L3Harris common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Plan interest in Master Trust		0
Level 3 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Plan interest in Master Trust		0
Level 3 | Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
Plan interest in Master Trust		0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 11,215,637,000
Plan interest in Master Trust		$ 10,049,414,000